UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM NQ

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

 MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-09152

The STAAR Investment Trust

 (Exact name of registrant as specified in charter)

604 McKnight Park Dr., Pittsburgh, PA 15237

 (Address of principal executive offices) (Zip code)

Andre Weisbrod

The STAAR Investment Trust

604 McKnight Park Drive

Pittsburgh, PA 15237

(Name and address of agent for service)

Registrant's telephone number, including area code: (412) 367-9076

Date of fiscal year end: December 31

Date of reporting period: September 30 ,2011

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

	Staar General Bond Fund
	Schedule of Investments
	September 30, 2011 (Unaudited)

Shares		Value

CORPORATE/GOVERNMENT BONDS - 81.61%

Chemical-Diversification - 2.20%
50,000	E.I. Du Pont De Nemour, 5.000%, 07/15/2013	53,649

Commerce-Banks Central US - 2.03%
50,000	Bank of Oklahoma BOKF, 5.750%, 05/15/2017	49,373

Commerce-Banks Eastern US - 6.13%
50,000	American Express Centrn CD, 1.350%, 09/29/2014	49,740
50,000	American Express Centrn CD, 1.400%, 10/06/2014	49,722
50,000	Goldman Sachs Bank CD, 1.650%, 10/05/2015	49,993
		149,455
Commerce-Banks Southern US - 1.20%
30,000	Regions Financial Corp., 4.875%, 04/26/2013	29,250

Commercial Banks-Non US - 2.20%
50,000	BNP Paribas/BNP USMTN, 2.125%, 12/21/2012	49,246

Commercial Service-Finance - 2.15%
50,000	Block Financial LLC, 7.875%, 01/15/2013	52,396

Computer Equipment - 2.44%
60,000	Hewlett Packard Co., 1.250%, 09/13/2013	59,562

Diversified Banking Institution - 10.90%
100,000	Bank of America Corp., 4.500%, 04/01/2015	94,774
100,000	Citigroup, Inc., 5.000%, 09/15/2014	98,076
25,000	Goldman Sachs Group, Inc., 3.700%, 08/01/2015	24,477
25,000	JP Morgan Chase & Co., 2.600%, 01/15/2016	24,455
25,000	Morgan Stanley, 4.750%, 04/01/2014	23,758
		265,540
Finance Investor Broker-Banker - 3.69%
100,000	Merrill Lynch, 6.050%, 05/16/2016 MTN	89,994

Machinery-Construction & Mining - 1.15%
25,000	Joy Global, Inc., 6.000%, 11/15/2016	28,090

Medical-HMO - 8.86%
200,000	United Health Group, 4.750%, 02/10/2014	215,894

Motorcycles, Bicycles & Parts - 2.13%
50,000	Harley-Davidson, Inc., 5.250%, 12/15/2012	51,814

Multi-Line Insurance - 8.52%
25,000	American International Group, 3.650%, 01/15/2014	24,376
50,000	Genworth Financial, Inc., 5.750%, 06/15/2014	49,295
30,000	Hartford Financial Services Group, Inc., 4.000%, 03/30/2015	30,179
100,000	Hartford Financial Services Group, Inc., 4.750%, 03/01/2014	103,751
		207,601
Oil Refining & Marketing - 1.21%
30,000	Sunoco, Inc., 5.750%, 01/15/2017	29,571

Printing-Commercial - 1.16%
30,000	Donnelley R.R. & Sons, Co., 4.950%, 04/01/2014	28,350

Sovereign Agency - 20.53%
50,000	Federal Farm Credit Bank, 2.450%, 12/28/2015	50,256
39,000	Federal Farm Credit Bank, 4.750%, 12/12/2013	42,619
25,000	Federal Farm Credit Bank, 5.375%, 03/13/2017	25,543
25,000	Federal Home Loan Mortgage Corp., 1.625%, 04/18/2014	25,013
100,000	Federal Home Loan Mortgage Corp., 4.375%, 11/09/2011	100,418
100,000	Federal National Mortgage Association, 1.250%, 07/13/2016 **	100,240
50,000	Federal National Mortgage Association, 1.560%, 11/23/2015	50,109
100,000	Federal National Mortgage Association, 2.625%, 11/20/2014	105,993
		500,191
Steel-Producers - 1.89%
50,000	Arcelormittal MTNA, 3.750%, 03/01/2016	45,975

Telephone-Integrated - 1.21%
30,000	CenturyLink, Inc., 6.000%, 04/01/2017	29,386

Tobacco - 2.18%
50,000	Philip Morris International, Inc., 4.875%, 05/16/2013	53,049

TOTAL FOR CORPORATE/GOVERNMENT BONDS (Cost $1,999,814) - 81.61%		$ 1,988,386

CLOSED-END MUTUAL FUNDS - 1.70%
2,500	Pimco Corporate Opportunity Fund	$ 41,350

TOTAL FOR CLOSED-END MUTUAL FUNDS (Cost $37,198) - 1.70%		$ 41,350

EXCHANGE TRADED FUNDS - 12.01%

Government/Agency Bonds - 5.63%
1,200	iShares Lehman Tips Bond	137,160

Mortgage Backed Securities - 6.38%
3,000	Vanguard Mortgage-Backed Securities	155,520

TOTAL FOR EXCHANGE TRADED FUNDS (Cost $280,378) - 12.01%		$ 292,680

SHORT TERM INVESTMENTS - 10.83%
263,885	Federated Prime Obligation Fund-Institutional Shares 0.13% ** (Cost $263,885)	263,885

TOTAL INVESTMENTS (Cost $2,581,275) - 106.15%		$ 2,586,301

LIABILITIES IN EXCESS OF OTHER ASSETS - (6.15%)		(149,952)

NET ASSETS - 100.00%		$ 2,436,349

** Variable rate security; the coupon rate shown represents the yield at September 30, 2011.

NOTES TO FINANCIAL STATEMENTS
Staar General Bond Fund
1. SECURITY TRANSACTIONS

At September 30, 2011 the net unrealized appreciation on investments, based on cost for federal income tax purposes of $2,581,275 amounted to $5,025, which consisted of aggregate gross unrealized appreciation of $50,027 and aggregate gross unrealized depreciation of $45,002.

2. SECURITY VALUATION

Equity securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Advisor believes such prices accurately reflect the fair market value of such securities. Securities that are traded on any stock exchange or on the NASDAQ over-the-counter market are generally valued by the pricing service at the last quoted sale price. Lacking a last sale price, an equity security is generally valued by the pricing service at its last bid price. When market quotations are not readily available, when the Advisor determines that the market quotation or the price provided by the pricing service does not accurately reflect the current market value, or when restricted or illiquid securities are being valued, such securities are valued as determined in good faith by the Advisor in conformity with guidelines adopted by and subject to review of the Board of Trustees. The Board has adopted guidelines for good faith pricing, and has delegated to the Advisor the responsibility for determining fair value prices, subject to review by the Board of Trustees.

Fixed income securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Adviser believes such prices accurately reflect the fair market value of such securities. A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices. If the Advisor decides that a price provided by the pricing service does not accurately reflect the fair market value of the securities, when prices are not readily available from a pricing service, or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Advisor, in conformity with guidelines adopted by and subject to review of the Board of Trustees. Short term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation, which the Board has determined will represent fair value.

In accordance with the Trust’s good faith pricing guidelines, the Advisor is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above.  No single standard for determining fair value controls, since fair value depends upon the circumstances of each individual case.  As a general principle, the current fair value of securities being valued by the Advisor would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale.  Methods which are in accord with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer's assets, general economic conditions, interest rates, investor perceptions and market liquidity.  Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon the actual sale of those investments.

Valuation Inputs of Assets	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$292,680	$0	$0	$292,680
Convertible Bonds	$0	$1,988,386	$0	$1,988,386
Mutual Funds	$41,350	$0	$0	$41,350
Cash Equivalents	$263,885	$0	$0	$263,885
Total	$597,915	$1,988,386	$0	$2,586,301

	Staar Short-Term Bond Fund
	Schedule of Investments
	September 30, 2011 (Unaudited)

Shares		Value

CORPORATE/GOVERNMENT BONDS - 82.37%

Airlines - 6.55%
100,000	Southwest Airlines Co., 6.500%, 03/01/2012	$ 102,083

Auto Cars/Light Trucks - 6.53%
100,000	Daimler Finance NA LLC., 7.300%, 01/15/2012	101,732

Commerce-Banks Western US - 1.60%
25,000	GE Money Bank CD, 1.000%, 06/10/2013	24,993

Commerce-Banks Western US - 4.65%
38,000	Capmark Bank CD, 5.000%, 07/02/2013	40,591
30,000	Morgan Stanley CD, 4.250%, 12/26/2013	31,949
		72,540
Commercial Services-Finance - 3.36%
50,000	Block Financial LLC, 7.875%, 01/15/2013	52,396

Computer Equipment - 1.91%
30,000	Hewlett Packard Co., 1.250%, 09/13/2013	29,781

Diversified Banking Institution - 12.80%
50,000	Citigroup, Inc., 5.000%, 09/15/2014	49,038
100,000	Citigroup, Inc., 5.500%, 04/11/2013	102,922
50,000	Morgan Stanley, 4.750%, 04/01/2014	47,516
		199,476
Diversified Financial Services - 9.03%
140,000	American Express Travel, 5.250%, 11/21/2011	140,713

Food Miscellaneous/Diversified - 3.40%
50,000	Kraft Foods, Inc., 6.000%, 02/11/2013	52,964

Motorcycles, Bicycles & Parts - 9.97%
150,000	Harley-Davidson, Inc., 5.250%, 12/15/2012	155,442

Multi-Line Insurance - 3.16%
50,000	Genworth Financial, Inc., 5.750%, 06/15/2014	49,295

Sovereign Agency - 19.41%
25,000	Federal Farm Credit Bank, 4.600%, 12/27/2012	26,307
20,000	Federal Farm Credit Bank, 5.050%, 11/25/2013	21,931
50,000	Federal Home Loan Bank, 1.050%, 10/06/2014	50,184
100,000	Federal Home Loan Bank, 1.300%, 10/21/2014	100,039
25,000	Federal Home Loan Bank, 4.000%, 12/13/2013	26,917
50,000	Federal National Mortgage Association, 2.000%, 01/30/2012	50,290
25,000	Federal National Mortgage Association, 4.220%, 09/26/2013	26,847
		302,515

TOTAL FOR CORPORATE/GOVERNMENT BONDS (Cost $1,321,201) - 82.37%		$ 1,283,930

EXCHANGE TRADED FUNDS - 9.09%

Corporate/Preferred - 1.49%
300	Vanguard Short-Term Corporate Bond Index Fund	23,286

Government/Agency Bonds - 7.60%
1,400	iShares Lehman 1-3 Year Treasury Bond	118,398

TOTAL FOR EXCHANGE TRADED FUNDS (Cost $141,430) - 9.09%		$ 141,684

SHORT TERM INVESTMENTS - 7.85%
122,376	Federated Prime Obligations Fund-Institutional Shares 0.13% ** (Cost $122,376)	122,376

TOTAL INVESTMENTS (Cost $1,585,007) - 99.31%		1,547,990

OTHER ASSETS LESS LIABILITIES - 0.69%		10,784

NET ASSETS - 100.00%		$ 1,558,774

** Variable rate security; the coupon rate shown represents the yield at September 30, 2011.

NOTES TO FINANCIAL STATEMENTS
Staar Short-Term Bond Fund
1. SECURITY TRANSACTIONS

At September 30, 2011 the net unrealized depreciation on investments, based on cost for federal income tax purposes of $1,585,007 amounted to $37,019, which consisted of aggregate gross unrealized appreciation of $1,130 and aggregate gross unrealized depreciation of $38,149.

2. SECURITY VALUATION

Equity securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Advisor believes such prices accurately reflect the fair market value of such securities. Securities that are traded on any stock exchange or on the NASDAQ over-the-counter market are generally valued by the pricing service at the last quoted sale price. Lacking a last sale price, an equity security is generally valued by the pricing service at its last bid price. When market quotations are not readily available, when the Advisor determines that the market quotation or the price provided by the pricing service does not accurately reflect the current market value, or when restricted or illiquid securities are being valued, such securities are valued as determined in good faith by the Advisor in conformity with guidelines adopted by and subject to review of the Board of Trustees. The Board has adopted guidelines for good faith pricing, and has delegated to the Advisor the responsibility for determining fair value prices, subject to review by the Board of Trustees.

Fixed income securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Adviser believes such prices accurately reflect the fair market value of such securities. A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices. If the Advisor decides that a price provided by the pricing service does not accurately reflect the fair market value of the securities, when prices are not readily available from a pricing service, or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Advisor, in conformity with guidelines adopted by and subject to review of the Board of Trustees. Short term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation, which the Board has determined will represent fair value.

In accordance with the Trust’s good faith pricing guidelines, the Advisor is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above.  No single standard for determining fair value controls, since fair value depends upon the circumstances of each individual case.  As a general principle, the current fair value of securities being valued by the Advisor would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale.  Methods which are in accord with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer's assets, general economic conditions, interest rates, investor perceptions and market liquidity.  Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon the actual sale of those investments.

Valuation Inputs of Assets	Level 1	Level 2	Level 3	Total
Commercial Paper	$0	$0	$0	$0
Exchange Traded Funds	$141,684	$0	$0	$141,684
Convertible Bonds	$0	$1,283,930	$0	$1,283,930
Mutual Funds	$0	$0	$0	$0
Cash Equivalents	$122,376	$0	$0	$122,376
Total	$264,060	$1,283,930	$0	$1,547,990

	Staar Larger Company Stock Fund
	Schedule of Investments
	September 30, 2011 (Unaudited)

Shares		Value

COMMON STOCK - 14.93%

Beverages - 0.65%
300	Pepsico, Inc.	$ 18,570

Canned, Frozen & Preserved Fruit, Veg & Food Specialties 0.53%
300	Heinz H J Co.	15,144

Computer & Office Equipment - 1.22%
200	International Business Machines Corp.	34,974

Computer Storage Devices - 0.59%
800	EMC Corp. *	16,792

Converted Paper & Paper Products (No Containers/Boxes) - 0.99%
400	Kimberly Clark Corp.	28,404

Crude Petroleum & Natural Gas - 0.44%
200	Anadarko Petroleum Corp.	12,610

Drawing & Insulating Nonferrous Wire - 0.39%
900	Corning, Inc.	11,124

Electric Services - 1.49%
900	PPL Corp.	25,686
400	Southern Co.	16,948
		42,634
Electronic Connectors - 0.43%
300	Amphenol Corp., New Class-A	12,231

Farm Machinery & Equipment - 0.68%
300	Deere & Co.	19,371

Laboratory Analytical Instruments - 0.53%
200	Waters Corp. *	15,098

Men's and Boys' Furnishings, Work Clothing, & Allied Garment - 1.27%
300	V.F. Corp.	36,456

Miscellaneous Industrial & Commercial Machinery & Equipment - 0.25%
200	Eaton Corp.	7,100

Motor Vehicle Parts & Accessories - 0.31%
200	Honeywell International, Inc.	8,782

National Commercial Banks - 0.34%
400	Wells Fargo & Co.	9,648

Petroleum Refining - 1.10%
200	BP Prudhoe Bay Royalty Trust	21,070
200	Hess Corp.	10,492
		31,562
Railroads, Line-Haul Operating - 0.59%
900	CSX Corp.	16,803

Retail-Eating Places - 0.61%
200	McDonalds Corp.	17,564

Retail-Variety Stores - 0.86%
300	Costco Wholesale Corp.	24,639

Semiconductors & Related Devices - 0.29%
800	Applied Materials, Inc.	8,284

Soap, Detergents, Cleaning Preparations, Perfumes, Cosmetics - 0.44%
200	Procter & Gamble Co.	12,636

Surgical & Medical Instruments - 0.50%
200	3M Co.	14,358

Wood Housing Furniture - 0.46%
400	Home Depot, Inc.	13,148

TOTAL FOR COMMON STOCK (Cost $416,075) - 14.93%		$ 427,932

EXCHANGE TRADED FUNDS - 17.41%

Growth: Large Cap - 6.61%
900	iShares S&P 500 Index	$ 102,321
1,200	Proshares Ultrashort S&P 500 *	30,588
500	SPDRs Trust Series 1	56,575
		189,484
Growth: Mid Cap - 6.06%
3,500	iShares Russell Midcap Growth Index Fund	173,740

Sector Fund: Energy - 0.70%
600	iShares S&P North American Natural Resources	20,076

Sector Fund: Health & Biotech - 2.29%
200	iShares Dow Jones US Healthcare Sector Index	13,062
600	iShares Dow Jones US Medical Devices Index	33,864
200	iShares Nasdaq Biotechnology *	18,670
		65,596
Sector Fund: Real Estate - 0.53%
200	iShares Dow Jones US Real Estate	10,114
100	Vanguard REIT Index	5,087
		15,201
Sector Fund: Technology - 0.57%
300	iShares S&P Global Technology Sector Fund	16,395

Sector Fund: Undefined Equity - 0.65%
100	iShares Dow Jones US Basic Materials Sector Index	5,644
300	Market Vectors-Agribusiness	12,969
		18,613

TOTAL FOR EXCHANGE TRADED FUNDS (Cost $528,3844) - 17.41%		$ 499,105

OPEN-END MUTUAL FUNDS - 61.30%

7,510	AF Fundamental Investors Fund Class F-1	$ 240,466
17,354	Brown Advisory Growth Equity Fund Institutional *	198,357
3,756	Calamos Growth Fund Class-A *	170,576
12,722	Franklin Rising Dividends Fund Class-A	399,461
5,165	Heartland Select Value	127,729
4,986	Mairs & Power Growth Fund	317,333
18,647	Yacktman Funds	303,393

TOTAL FOR OPEN-END MUTUAL FUNDS (Cost $1,466,924) - 61.30%		$ 1,757,315

SHORT TERM INVESTMENTS - 3.57%
102,217	Federated Prime Obligations Fund-Institutional Shares 0.13% ** (Cost $102,217)	102,217

TOTAL INVESTMENTS (Cost $2,513,600) - 97.21%		2,786,569

OTHER ASSETS LESS LIABILITIES - 2.79%		80,093

NET ASSETS - 100.00%		$ 2,866,662

* Non-income producing securities during the period.
** Variable rate security; the coupon rate shown represents the yield at September 30, 2011.

NOTES TO FINANCIAL STATEMENTS
Staar Larger Company Stock Fund
1. SECURITY TRANSACTIONS

At September 30, 2011 the net unrealized appreciation on investments, based on cost for federal income tax purposes of $2,513,600 amounted to $272,962, which consisted of aggregate gross unrealized appreciation of $384,581 and aggregate gross unrealized depreciation of $111,619.

2. SECURITY VALUATION

Equity securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Advisor believes such prices accurately reflect the fair market value of such securities. Securities that are traded on any stock exchange or on the NASDAQ over-the-counter market are generally valued by the pricing service at the last quoted sale price. Lacking a last sale price, an equity security is generally valued by the pricing service at its last bid price. When market quotations are not readily available, when the Advisor determines that the market quotation or the price provided by the pricing service does not accurately reflect the current market value, or when restricted or illiquid securities are being valued, such securities are valued as determined in good faith by the Advisor in conformity with guidelines adopted by and subject to review of the Board of Trustees. The Board has adopted guidelines for good faith pricing, and has delegated to the Advisor the responsibility for determining fair value prices, subject to review by the Board of Trustees.

Fixed income securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Adviser believes such prices accurately reflect the fair market value of such securities. A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices. If the Advisor decides that a price provided by the pricing service does not accurately reflect the fair market value of the securities, when prices are not readily available from a pricing service, or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Advisor, in conformity with guidelines adopted by and subject to review of the Board of Trustees. Short term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation, which the Board has determined will represent fair value.

In accordance with the Trust’s good faith pricing guidelines, the Advisor is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above.  No single standard for determining fair value controls, since fair value depends upon the circumstances of each individual case.  As a general principle, the current fair value of securities being valued by the Advisor would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale.  Methods which are in accord with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer's assets, general economic conditions, interest rates, investor perceptions and market liquidity.  Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon the actual sale of those investments.

Valuation Inputs of Assets	Level 1	Level 2	Level 3	Total
Common Stock	$427,932	$0	$0	$427,932
Exchange Traded Funds	$499,105	$0	$0	$499,105
Convertible Bonds	$0	$0	$0	$0
Mutual Funds	$1,757,315	$0	$0	$1,757,315
Cash Equivalents	$102,217	$0	$0	$102,217
Total	$2,786,569	$0	$0	$2,786,569

	Staar Smaller Company Stock Fund
	Schedule of Investments
	September 30, 2011 (Unaudited)

Shares		Value

COMMON STOCK - 6.74%

Food & Kindred Products - 0.52%
500	Hain Celestial Group, Inc. *	$ 15,275

Footwear, (No Rubber) - 0.31%
300	Steve Madden Ltd. *	9,030

Lumber & Wood Products (No Furniture) - 0.26%
300	Koppers Holdings, Inc.	7,683

Miscellaneous Food Preparation - 1.04%
8,000	Inventure Foods, Inc. *	30,801

Pumps & Pumping Equipment - 0.21%
300	Ampco Pittsburgh Corp.	6,135

Semiconductors & Related Devices - 0.82%
400	NVE Corp. *	24,264

Services-Business Services, NEC - 0.41%
400	WebMD Health Corp. *	12,060

Services-Computer Integrated Systems Design - 0.99%
300	Quality Systems, Inc.	29,100

Services-Equipment Rental & Leasing, NEC - 0.55%
800	Textainer Group Holding Ltd.	16,224

Surgical & Medical Instruments - 0.62%
500	ICU Medical, Inc. *	18,400

Switchgear & Swithboard Apparatus - 0.31%
300	Powell Industries, Inc. *	9,291

Wholesale-Hardware & Plumbing - 0.35%
200	Watsco, Inc.	10,220

Wholesale-Misc Durable Goods - 0.35%
400	Pool Corp.	10,472

TOTAL FOR COMMON STOCK (Cost $188,182) - 6.74%		$ 198,955

EXCHANGE TRADED FUNDS - 27.09%

Growth: Small Cap - 13.29%
800	iShares Russell 2000 Index Fund	$ 51,440
800	iShares Russell 2000 MicroCap Index	31,480
4,000	iShares S&P Smallcap 600 Growth	257,840
1,450	ProShares Short Russell 2000 *	51,954
		392,714
Investment Management - 0.59%
2,500	WisdomTree Investment, Inc. *	17,550

Sector Fund: Environment Friendly - 0.77%
500	Market Vectors Environmental Service	22,665

Sector Fund: Utility - 0.32%
600	PowerShares Global Water Portfolio	9,372

Value: Mid Cap - 1.11%
700	WisdomTree Midcap Earnings Fund	32,865

Value: Small Cap - 11.00%
1,900	iShares Russell 2000 Value Index Fund	108,357
5,500	WisdomTree Smallcap Dividend Fund	216,689
		325,046

TOTAL FOR EXCHANGE TRADED FUNDS (Cost $846,840) - 27.09%		$ 800,212

OPEN-END MUTUAL FUNDS - 61.05%

9,606	Columbia Acorn Fund Class-Z	$ 246,586
10,361	Franklin MicroCap Value Fund Class-A	301,207
7,663	Keeley Small Cap Value Fund Class-A *	155,475
20,242	Royce MicroCap Investment Fund	285,001
9,330	Satuit Capital MicroCap Fund Class-A *	243,972
13,178	The Aberdeen Small Cap Fund Class-A	158,395
87,295	Wasatch Smallcap Value Fund *	272,361
12,492	William Blair Value Discovery Fund I	140,283

TOTAL FOR OPEN-END MUTUAL FUNDS (Cost $1,958,261) - 61.05%		$ 1,803,280

REAL ESTATE INVESTMENT TRUSTS - 0.65%
500	Eastgroup Properties, Inc.	19,070

TOTAL FOR REAL ESTATE INVESTMENT TRUSTS (Cost $19.136) - 0.65%		$ 19,070

SHORT TERM INVESTMENTS - 4.37%
128,996	Federated Prime Obligations Fund-Institutional Shares 0.13% ** (Cost $128,996)	128,996

TOTAL INVESTMENTS (Cost $3,141,414) - 99.89%		2,950,513

OTHER ASSETS LESS LIABILITIES - 0.11%		3,362

NET ASSETS - 100.00%		$ 2,953,875

* Non-income producing securities during the period.
** Variable rate security; the coupon rate shown represents the yield at September 30, 2011.

NOTES TO FINANCIAL STATEMENTS
Staar Smaller Company Stock Fund
1. SECURITY TRANSACTIONS
At September 30, 2011 the net unrealized depreciation on investments, based on cost for federal income tax purposes of $3,141,414 amounted to $190,912, which consisted of aggregate gross unrealized appreciation of
$246,457 and aggregate gross unrealized depreciation of $437,369.

2. SECURITY VALUATION

Equity securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Advisor believes such prices accurately reflect the fair market value of such securities. Securities that are traded on any stock exchange or on the NASDAQ over-the-counter market are generally valued by the pricing service at the last quoted sale price. Lacking a last sale price, an equity security is generally valued by the pricing service at its last bid price. When market quotations are not readily available, when the Advisor determines that the market quotation or the price provided by the pricing service does not accurately reflect the current market value, or when restricted or illiquid securities are being valued, such securities are valued as determined in good faith by the Advisor in conformity with guidelines adopted by and subject to review of the Board of Trustees. The Board has adopted guidelines for good faith pricing, and has delegated to the Advisor the responsibility for determining fair value prices, subject to review by the Board of Trustees.

Fixed income securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Adviser believes such prices accurately reflect the fair market value of such securities. A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices. If the Advisor decides that a price provided by the pricing service does not accurately reflect the fair market value of the securities, when prices are not readily available from a pricing service, or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Advisor, in conformity with guidelines adopted by and subject to review of the Board of Trustees. Short term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation, which the Board has determined will represent fair value.

In accordance with the Trust’s good faith pricing guidelines, the Advisor is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above.  No single standard for determining fair value controls, since fair value depends upon the circumstances of each individual case.  As a general principle, the current fair value of securities being valued by the Advisor would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale.  Methods which are in accord with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer's assets, general economic conditions, interest rates, investor perceptions and market liquidity.  Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon the actual sale of those investments.

Valuation Inputs of Assets	Level 1	Level 2	Level 3	Total
Common Stock	$198,955	$0	$0	$198,955
Exchange Traded Funds	$800,212	$0	$0	$800,212
REITS	$19,070	$0	$0	$19,070
Mutual Funds	$1,803,280	$0	$0	$1,803,280
Cash Equivalents	$128,996	$0	$0	$128,996
Total	$2,950,513	$0	$0	$2,950,513

	Staar International Fund
	Schedule of Investments
	September 30, 2011 (Unaudited)

Shares		Value

COMMON STOCK - 2.88%

Beverages - 0.88%
300	Diago Plc ADR	$ 22,779

Electronic Computers - 0.59%
500	Nice System Ltd. ADR *	15,175

Services-Business Services, NEC - 1.02%
500	Accenture Plc. Class-A	26,340

Services-Equipment Rental & Leasing - 0.39%
500	Textainer Group Holding Ltd.	10,140

TOTAL FOR COMMON STOCK (Cost $70,686) - 2.88%		$ 74,434

EXCHANGE TRADED FUNDS - 22.45%

Emerging Market: Equity - 4.08%
3,000	iShares MSCI Emerging Markets Index Fund	$ 105,285

International Country Fund - 5.89%
1,600	iShares MSCI Australia Index Fund	32,096
400	iShares MSCI Brazil Index	20,804
300	iShares MSCI Canada Index	7,647
200	iShares MSCI Chile Investable Market Index	10,640
2,200	iShares MSCI Malaysia Index Fund	26,807
1,700	iShares MSCI Singapore Index Fund	18,700
200	iShares MSCI Sweden Index Fund	4,598
2,000	iShares MSCI Taiwan Index	23,620
400	WisdomTree India Earnings Fund	7,260
		152,172
International Equity - 9.37%
3,000	Builders Emerging Markets 50 ADR Index	108,210
2,800	iShares MSCI EAFE Index	133,784
		241,994
International Region Fund - 3.11%
200	iShares MSCI Turkey Investable Markets	9,516
500	iShares S&P Latin American 40 Index Fund	19,440
800	SPDR S&P Emerging Asia Pacific Fund	51,472
		80,428

TOTAL FOR EXCHANGE TRADED FUNDS (Cost $661,902) - 22.45%		$ 579,879

OPEN-END MUTUAL FUNDS - 67.38%
9,069	American Europacific Growth Fund Class-F-1	$ 308,540
1,438	Eaton Vance Greater India Fund Class-A	29,039
6,411	Harbor International Institutional Class	321,366
4,822	Putnam International Capital Opportunity Fund Class-A	134,306
16,326	Sextant International Fund	224,326
13,480	Franklin Templeton Developing Markets Trust Class-A	271,221
37,698	Franklin Templeton Foreign Fund Class-A	222,421
19,108	The Aberdeen International Equity Fund Institutional Service Class	229,295

TOTAL FOR OPEN-END MUTUAL FUNDS (Cost $1,463,091) - 67.38%		$ 1,740,514

SHORT TERM INVESTMENTS - 4.58%
97,449	Federated Prime Obligations Fund-Institutional Shares 0.13% ** (Cost $118,216)	118,216

TOTAL INVESTMENTS (Cost $2,313,895) - 97.29%		2,513,043

OTHER ASSETS LESS LIABILITIES - 2.71%		69,921

NET ASSETS - 100.00%		$ 2,582,964

* Non-income producing securities during the period.
** Variable rate security; the coupon rate shown represents the yield at September 30, 2011.
ADR - American Depository Receipt.

NOTES TO FINANCIAL STATEMENTS
Staar International Fund
1. SECURITY TRANSACTIONS
At September 30, 2011 the net unrealized appreciation on investments, based on cost for federal income tax purposes of $2,313,895 amounted to $199,140, which consisted of aggregate gross unrealized appreciation of
$409,356 and aggregate gross unrealized depreciation of $210,216.

2. SECURITY VALUATION

Equity securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Advisor believes such prices accurately reflect the fair market value of such securities. Securities that are traded on any stock exchange or on the NASDAQ over-the-counter market are generally valued by the pricing service at the last quoted sale price. Lacking a last sale price, an equity security is generally valued by the pricing service at its last bid price. When market quotations are not readily available, when the Advisor determines that the market quotation or the price provided by the pricing service does not accurately reflect the current market value, or when restricted or illiquid securities are being valued, such securities are valued as determined in good faith by the Advisor in conformity with guidelines adopted by and subject to review of the Board of Trustees. The Board has adopted guidelines for good faith pricing, and has delegated to the Advisor the responsibility for determining fair value prices, subject to review by the Board of Trustees.

Fixed income securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Adviser believes such prices accurately reflect the fair market value of such securities. A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices. If the Advisor decides that a price provided by the pricing service does not accurately reflect the fair market value of the securities, when prices are not readily available from a pricing service, or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Advisor, in conformity with guidelines adopted by and subject to review of the Board of Trustees. Short term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation, which the Board has determined will represent fair value.

In accordance with the Trust’s good faith pricing guidelines, the Advisor is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above.  No single standard for determining fair value controls, since fair value depends upon the circumstances of each individual case.  As a general principle, the current fair value of securities being valued by the Advisor would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale.  Methods which are in accord with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer's assets, general economic conditions, interest rates, investor perceptions and market liquidity.  Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon the actual sale of those investments.

Valuation Inputs of Assets	Level 1	Level 2	Level 3	Total
Common Stock	$74,434	$0	$0	$74,434
Exchange Traded Funds	$579,879	$0	$0	$579,879
Convertible Bonds	$0	$0	$0	$0
Mutual Funds	$1,740,514	$0	$0	$1,740,514
Cash Equivalents	$118,216	$0	$0	$118,216
Total	$2,513,043	$0	$0	$2,513,043

	Staar Alternative Categories Fund
	Schedule of Investments
	September 30, 2011 (Unaudited)

Shares		Value

COMMON STOCK - 15.50%

Beverages - 0.82%
300	Diago Plc ADR	$ 22,779

Computer Storage Devices - 0.53%
700	EMC Corp. *	14,693

Converted Paper & Paper Products (No Containers/Boxes) - 0.77%
300	Kimberly Clark Corp.	21,303

Crude Petroleum & Natural Gas - 0.68%
300	Anadarko Petroleum Corp.	18,915

Electric Services - 1.39%
900	PPL Corp.	25,686
300	Southern Co.	12,711
		38,397
Electronic Connectors - 0.44%
300	Amphenol Corp. Class-A	12,231

Laboratory Analytical Instruments - 0.55%
200	Waters Corp. *	15,098

Men's & Boys' Furnishings, Work Clothing & Allied Garments - 1.10%
250	V.F. Corp.	30,380

Miscellaneous Food Preparation - 0.49%
3,500	Inventure Foods, Inc. *	13,475

Motor Vehicle Parts & Accessories - 0.32%
200	Honeywell International, Inc.	8,782

Motor Vehicle & Passenger Car - 0.22%
400	Tata Motors Ltd. ADR	6,152

Perfumes, Cosmetics & Other Toilet Preparations - 0.27%
500	United Guardian, Inc.	7,460

Petroleum Refining - 1.52%
300	Prudhoe Bay Royalty Trust	31,605
200	Hess Corp.	10,492
		42,097
Pharmaceutical Preparations - 0.79%
700	Bristol Myers Squibb Co.	21,966

Railroads, Line-Haul Operating - 0.81%
1,200	CSX Corp.	22,404

Retail-Eating Places - 0.64%
200	McDonalds Corp.	17,564

Retail-Variety Stores - 0.89%
300	Costco Wholesale Corp.	24,639

Semiconductors & Related Devices - 0.66%
300	NVE Corp. *	18,198

Services-Business Services, NEC - 0.57%
300	Accenture Plc. Class-A	15,804

Services-Computer Integrated Systems Design - 1.05%
300	Quality Systems, Inc.	29,100

Services-Equipment Rental & Leasing, NEC - 0.44%
600	Textainer Group Holding Ltd.	12,168

Surgical & Medical Instruments - 0.53%
400	ICU Medical, Inc. *	14,720

TOTAL FOR COMMON STOCK (Cost $372,747) - 15.50%		$ 428,325

EXCHANGE TRADED FUNDS - 39.74%

Commodity - 0.63%
600	iShares Silver Trust *	$ 17,346

Emerging Market: Equity - 1.27%
1,000	iShares MSCI Emerging Markets Index Fund	35,095

Growth: Large Cap - 6.26%
800	iShares S&P 500 Index	90,952
1,000	ProShares Ultrashort S&P 500 *	25,490
500	SPDR Trust Series I	56,575
		173,017
Growth: Mid Cap - 7.90%
4,400	iShares Russell Midcap Growth Index Fund	218,416

Growth: Small Cap - 1.59%
500	iShares Russell 2000 Index Fund	32,150
300	iShares Russell MicroCap Index	11,805
		43,955
International Country Fund - 2.90%
1,700	iShares MSCI Australia Index Fund	34,102
200	iShares MSCI Brazil Index	10,402
200	iShares MSCI Chile Investable Market Index	10,640
900	iShares MSCI Malaysia Index Fund	10,967
200	iShares MSCI Singapore Index Fund	2,200
1,000	iShares MSCI Taiwan Index	11,810
		80,121
International Equity - 2.35%
1,800	Builders Emerging Markets 50 ADR Index Fund	64,926

International Region Fund - 2.55%
500	First Trust ISE Chindia Index	9,285
250	iShares S&P Latin American 40 Index Fund	9,720
800	SPDR S&P Emerging Asia Pacific Fund	51,472
		70,477
Investment Management - 0.25%
1,000	WisdomTree Investments, Inc. *	7,020

Sector Fund: Energy - 1.47%
1,300	First Trust-ISE Revere Natural Gas	20,566
100	iShares S&P Global Energy	3,318
500	iShares S&P North American Natural Resources	16,730
		40,614
Sector Fund: Environment Friendly - 1.50%
500	Market Vectors Environmental Services	22,665
900	PowerShares Cleantech Portfolio	18,720
		41,385
Sector Fund: Health & Biotech - 3.78%
400	iShares Dow Jones US Healthcare Sector Index	26,124
800	iShares Dow Jones US Medical Devices Index	45,152
300	iShares Nasdaq Biotechnology *	28,005
100	iShares S&P Global Healthcare Sector Index Fund	5,194
		104,475
Sector Fund: Leisure Industry - 0.47%
800	PowerShares Dyn Leisure & Entertainment	12,936

Sector Fund: Real Estate - 2.47%
100	iShares Dow Jones US Real Estate	5,057
400	SPDR Dow Jones Wilshire REIT Fund	22,600
800	Vanguard REIT Index	40,696
		68,353
Sector Fund: Technology - 0.99%
500	iShares S&P Global Technology Sector Fund	27,325

Sector Fund: Undefined Equity - 1.71%
300	iShares Dow Jones Basic Materials Sector Fund	16,932
700	Market Vector-Agribusiness	30,261
		47,193
Sector Fund: Utility - 1.14%
600	iShares S&P Global Infrastructure	19,134
800	PowerShares Global Water Portfolio	12,496
		31,630
Value: Mid Cap - 0.51%
300	WisdomTree Midcap Earnings	14,085

TOTAL FOR EXCHANGE TRADED FUNDS (Cost $1,173,463) - 39.74%		$ 1,098,369

OPEN-END MUTUAL FUNDS - 40.22%

1,837	American Smallcap World Fund Class-F-1	$ 57,263
1,420	Eaton Vance Greater India Fund Class-A	28,686
8,727	Franklin Mutual Discovery Fund Class-A	220,265
5,939	Franklin Natural Resources Fund Class-A	179,120
12,187	Live Oak Health Sciences Fund	158,308
7,130	Matthews Asian Growth & Income Fund	111,935
1,752	Permanent Portfolio Fund	79,911
2,310	Vanguard Energy Fund	126,142
1,182	Vanguard Health Care Fund	150,047

TOTAL FOR OPEN-END MUTUAL FUNDS (Cost $912,873) - 40.22%		$ 1,111,677

REAL ESTATE INVESTMENT TRUSTS - 0.28%
200	Eastgroup Properties, Inc.	7,628

TOTAL FOR REAL ESTATE INVESTMENT TRUSTS (Cost $7,641) - 0.28%		$ 7,628

SHORT TERM INVESTMENTS - 3.64%
100,639	Federated Prime Obligations Fund-Institutional Shares 0.13%** (Cost $100,639)	100,639

TOTAL INVESTMENTS (Cost $2,567,363) - 99.36%		$ 2,746,638

OTHER ASSETS LESS LIABILITIES - 0.64%		17,583

NET ASSETS - 100.00%		$ 2,764,221

* Non-income producing securities during the period.
** Variable rate security; the coupon rate shown represents the yield at September 30, 2011.
ADR - American Depository Receipt.

NOTES TO FINANCIAL STATEMENTS
Staar Alternative Categories Fund
1. SECURITY TRANSACTIONS

At September 30, 2011 the net unrealized appreciation on investments, based on cost for federal income tax purposes of $2,567,363 amounted to $179,243, which consisted of aggregate gross unrealized appreciation of $346,386 and aggregate gross unrealized depreciation of $167,143.

2. SECURITY VALUATION

Equity securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Advisor believes such prices accurately reflect the fair market value of such securities. Securities that are traded on any stock exchange or on the NASDAQ over-the-counter market are generally valued by the pricing service at the last quoted sale price. Lacking a last sale price, an equity security is generally valued by the pricing service at its last bid price. When market quotations are not readily available, when the Advisor determines that the market quotation or the price provided by the pricing service does not accurately reflect the current market value, or when restricted or illiquid securities are being valued, such securities are valued as determined in good faith by the Advisor in conformity with guidelines adopted by and subject to review of the Board of Trustees. The Board has adopted guidelines for good faith pricing, and has delegated to the Advisor the responsibility for determining fair value prices, subject to review by the Board of Trustees.

Fixed income securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Adviser believes such prices accurately reflect the fair market value of such securities. A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices. If the Advisor decides that a price provided by the pricing service does not accurately reflect the fair market value of the securities, when prices are not readily available from a pricing service, or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Advisor, in conformity with guidelines adopted by and subject to review of the Board of Trustees. Short term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation, which the Board has determined will represent fair value.

In accordance with the Trust’s good faith pricing guidelines, the Advisor is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above.  No single standard for determining fair value controls, since fair value depends upon the circumstances of each individual case.  As a general principle, the current fair value of securities being valued by the Advisor would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale.  Methods which are in accord with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer's assets, general economic conditions, interest rates, investor perceptions and market liquidity.  Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon the actual sale of those investments.

Valuation Inputs of Assets	Level 1	Level 2	Level 3	Total
Common Stock	$428,325	$0	$0	$428,325
Exchange Traded Funds	$1,098,369	$0	$0	$1,098,369
REITS	$7,628	$0	$0	$7,628
Mutual Funds	$1,111,677	$0	$0	$1,111,677
Cash Equivalents	$100,639	$0	$0	$100,639
Total	$2,746,638	$0	$0	$2,746,638

ITEM 2. CONTROLS AND PROCEDURES.

(a)

EVALUATION OF DISCLOSURE CONTROLS AND PROCEDURES. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant's filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.

(b)

CHANGES IN INTERNAL CONTROLS. There have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The STAAR Investment Trust

By (Signature and Title)

/s/ J. Andre Weisbrod

----------------------------------------

J. Andre Weisbrod,

Principal Executive Officer

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ J. Andre Weisbrod

----------------------------------------

J. Andre Weisbrod,

Chief Financial Officer

SIGNATURES

The STAAR Investment Trust

(Registrant)

Date 10/19/2011

The STAAR Investment Trust

(Registrant)

Date 10/19/2011